Other Accrued Liabilities (Details) - Schedule of other accrued liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of other accrued liabilities [Abstract]
Professional consultants’ expenses	$ 327,114	$ 402,691
Vendor liabilities	177,230	177,230
Payroll related liabilities	70,242	13,990
Related party expenses	63,859	56,842
Accrued board fees	56,795
Total other accrued liabilities	$ 695,240	$ 650,753